                                 ING FUNDS TRUST
                           ING INTERMEDIATE BOND FUND

                        Supplement Dated January 21, 2004
                          To ING Intermediate Bond Fund
                         Classes A,B,C and M Prospectus
                              Dated August 1, 2003

Effective February 1, 2004, ING Investments, LLC, investment adviser to ING Intermediate Bond Fund (the "Fund"), has agreed to lower the expense cap for the Fund. The fee information for the Fund contained in the tables entitled "Operating Expenses Paid Each Year by the Funds(1)" on pages 20 and 21 of the Prospectus is deleted and replaced with the following:

CLASS A

                                            DISTRIBUTION
                                                 AND                                    WAIVERS,
                                               SERVICE                 TOTAL FUND    REIMBURSEMENTS
                               MANAGEMENT      (12B-1)      OTHER       OPERATING         AND
FUND                              FEE           FEES       EXPENSES     EXPENSES     RECOUPMENT(2)(3)   NET EXPENSES
----                              ---           ----       --------     --------     ----------------   ------------
ING Intermediate Bond    %        0.50          0.35        0.39(4)        1.24            -0.24            1.00

CLASS B

                                            DISTRIBUTION
                                                 AND                                    WAIVERS,
                                               SERVICE                 TOTAL FUND    REIMBURSEMENTS
                               MANAGEMENT      (12B-1)      OTHER       OPERATING         AND
FUND                              FEE           FEES       EXPENSES     EXPENSES      RECOUPMENT(2)     NET EXPENSES
----                              ---           ----       --------     --------     --------------     ------------
ING Intermediate Bond    %        0.50          1.00        0.39(4)        1.89            -0.14            1.75

CLASS C

                                            DISTRIBUTION
                                                 AND                                    WAIVERS,
                                               SERVICE                 TOTAL FUND    REIMBURSEMENTS
                               MANAGEMENT      (12B-1)      OTHER       OPERATING         AND
FUND                              FEE           FEES       EXPENSES     EXPENSES     RECOUPMENT(2)     NET EXPENSES
----                              ---           ----       --------     --------     -------------     ------------
ING Intermediate Bond    %        0.50          1.00        0.40(4)        1.90            -0.15            1.75

      (1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual change and fee waivers to which the Adviser has agreed for each Fund.

      (2) ING Investments, LLC, the investment adviser to each Fund has entered into written expense limitation agreements with each Fund under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund except ING Intermediate Bond Fund, the expense limits will continue through at least March 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreements within 90 days of the end of the then -current term or upon termination of the investment management agreement. Pursuant to a side agreement effective February 1, 2004, the expense limits for the ING Intermediate Bond Fund are 1.00%, 1.75% and 1.75% for Class A, B and C, respectively, which are the expense limits reflected in the tables. The expense limits reflected in the tables will be in effect through at least March 31, 2005. There is no guarantee that this side agreement will continue after that date. If ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under the Fund's current expense limitation agreement of 1.15%, 1.90% and 1.90% for Class A, B and C, respectively.

      (3) ING Investments, LLC has agreed to waive 0.10% of the Distribution Fee for Class A shares of ING National Tax Exempt Bond, ING Intermediate Bond and ING High Yield Bond Funds, and 0.40% for Class A share of ING Classic Money Market Fund. The fee waivers will continue through at least March 31, 2004.

      (4) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

2. The following information replaces the information for the Fund contained in the tables entitled "Examples(1)" on pages 22 and 23 of the Prospectus:


CLASS A

FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $         572               827              1,102             1,884

CLASS B

                                                         IF YOU SELL YOUR SHARES
FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $         678               880              1,208             2,031

                                                      IF YOU DON'T SELL YOUR SHARES
FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $         178               580              1,008             2,031

CLASS C

                                                         IF YOU SELL YOUR SHARES
FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $         278               582              1,013             2,210

                                                      IF YOU DON'T SELL YOUR SHARES
FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $         178               582              1,013             2,210

All footnote references above are contained on page 23 of the Prospectus.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                           ING INTERMEDIATE BOND FUND

                        Supplement Dated January 21, 2004
                          To ING Intermediate Bond Fund
                               Class I Prospectus
                              Dated August 1, 2003

Effective February 1, 2004, ING Investments, LLC, investment adviser to the ING Intermediate Bond Fund ( the "Fund"), has agreed to lower the expense cap for the Fund. The fee information for the Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1)" on page 8 of the Prospectus is deleted and replaced with the following:

                                            DISTRIBUTION
                                                 AND                                    WAIVERS,
                                               SERVICE                  TOTAL FUND    REIMBURSEMENTS
                               MANAGEMENT      (12B-1)     OTHER        OPERATING         AND
FUND                              FEE           FEES     EXPENSES(3)     EXPENSES     RECOUPMENT(2)      NET EXPENSES
----                              ---           ----     -----------     --------     -------------      ------------
ING Intermediate Bond    %        0.50           --          0.23          0.73            0.00             0.73

      (1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes and fee waivers to which the Adviser has agreed for each Fund.

      (2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

      (3) ING Investments, LLC, the investment adviser to each Fund has entered into a written expense limitation agreement with the Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." For ING GNMA Income Fund, the expense limit will continue through at least March 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement effective February 1, 2004, the expense limit for the ING Intermediate Bond Fund is 0.75%, that expense limit will be in effect through at least March 31, 2005. There is no guarantee that this side agreement will continue after that date. If ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's current expense limitation agreement of 0.90%.

2. The following information replaces the information for the Fund contained in the table entitled "Examples(1)" on page 9 of the Prospectus:

FUND                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                   ------           -------           -------          --------
ING Intermediate Bond Fund    $          75               233               406               906

All footnote references above are contained on page 9 of the Prospectus.


           PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                           ING INTERMEDIATE BOND FUND

                        Supplement Dated January 21, 2004
                          To ING Intermediate Bond Fund
                               Class R Prospectus
                              Dated August 1, 2003

Effective February 1, 2004, ING Investments, LLC, investment adviser to ING Intermediate Bond Fund ( the "Fund"), has agreed to lower the expense cap for the Fund. The fee information for the Fund contained in the table entitled "Operating Expenses Paid Each Year by the Fund(1)" on page 3 of the Prospectus is deleted and replaced with the following:

                                            DISTRIBUTION
                                                 AND                                    WAIVERS,
                                               SERVICE                  TOTAL FUND   REIMBURSEMENTS
ING INTERMEDIATE               MANAGEMENT      (12B-1)     OTHER        OPERATING        AND
BOND FUND                         FEE           FEES     EXPENSES(2)    EXPENSES     RECOUPMENT(3)      NET EXPENSES
----------------               ----------   ------------ -----------    ----------   --------------     ------------
Class R              %           0.50          0.50         0.40          1.40            -0.15            1.25

      (1) The table shows the estimated operating expenses for Class R shares of the Fund as a ratio of expenses to average daily net assets. Class R shares of the Fund recently commenced operations so "Other Expenses" are estimated based on Class A expenses of the Fund.

      (2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

      (3) ING Investments, LLC, the investment adviser to the Fund, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Pursuant to a side agreement effective February 1, 2004, the expense limit for the Fund is 1.25%, which is the expense limit reflected in the table. The expense limit reflected in the table will be in effect through at least March 31, 2005. There is no guarantee that this side agreement will continue after that date. If ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's current expense limitation agreement of 1.40%.

2. The following information replaces the information for the Fund contained in the table entitled "Examples(1)" on page 4 of the Prospectus:

CLASS R

FUND                                 1 YEAR           3 YEARS           5 YEARS          10 YEARS
----                                 ------           -------           -------          --------
ING Intermediate Bond Fund    $       127               428               752              1,667

All footnote references above are contained on page 4 of the Prospectus.


            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                          ING CLASSIC MONEY MARKET FUND
                              ING GNMA INCOME FUND
                            ING HIGH YIELD BOND FUND
                         ING HIGH YIELD OPPORTUNITY FUND
                           ING INTERMEDIATE BOND FUND
                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND
                             ING STRATEGIC BOND FUND

                        Supplement Dated January 21, 2004
             To ING Funds Trust Statement of Additional Information
                              Dated August 1, 2003

1. Effective February 1, 2004 the following table replaces the table on page 30 of the section entitled "Expense Limitation Agreements" :


FUND                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS M    CLASS Q    CLASS R
----                                -------    -------    -------    -------    -------    -------    -------
GNMA Income Fund                   %  1.29     %  2.04    %  2.04    %  1.04    %  1.79    %  1.29    %  N/A
High Yield Bond Fund                  1.30        2.05       2.05        N/A        N/A        N/A       N/A
High Yield Opportunity Fund           1.30        1.95       1.95        N/A       1.70       1.20       N/A
Intermediate Bond Fund(1)             1.15        1.90       1.90       0.90        N/A        N/A      1.40
National Tax-Exempt Bond Fund         1.15        1.90       1.90        N/A        N/A        N/A       N/A
Money Market Fund                     1.50        2.25       2.25        N/A        N/A        N/A       N/A
Strategic Bond Fund                   1.15        1.55       1.55        N/A        N/A       1.05       N/A
Classic Money Market Fund             0.77        1.41       1.41        N/A        N/A        N/A       N/A
Lexington Money Market Trust          1.00         N/A        N/A        N/A        N/A        N/A       N/A

(1) Pursuant to a side agreement effective February 1, 2004, the expense limits for the Fund are 1.00%, 1.75%, 1.75%, .75%, and 1.25% for Class A,B,C,I and R respectively. The new expense limits will be in effect through March 31, 2005.
There is no guarantee that this side agreement will continue after that date.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE